Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and equivalents	$ 803.9	$ 963.7	$ 790.8
Trade accounts receivable, less allowance for doubtful accounts of $102.4 and $88.3, respectively	3,034.9	3,186.1	2,985.1
Finished goods	937.8	884.4	854.6
Work in process	293.5	299.4	242.8
Raw materials	533.6	525.6	475.7
Inventories	1,764.9	1,709.4	1,573.1
Prepaid expenses and other current assets	715.2	805.9	889.5
Current assets, discontinued operations		0.0	1,598.2
Total current assets	6,318.9	6,665.1	7,836.7
Property, plant and equipment, net	2,408.7	2,354.0	2,302.7
Other assets	685.7	631.3	845.3
Goodwill	24,015.0	23,826.9	21,014.9
Other intangible assets, net	11,816.8	11,818.0	10,545.3
Other assets, discontinued operations		0.0	5,677.3
Total assets	45,245.1	45,295.3	48,222.2
Current liabilities:
Notes payable and current portion of long-term debt	2,221.0	2,594.8	845.2
Trade accounts payable	1,402.2	1,485.0	1,391.9
Accrued expenses and other liabilities	2,379.9	2,794.2	2,609.4
Current liabilities, discontinued operations		0.0	1,323.9
Total current liabilities	6,003.1	6,874.0	6,170.4
Other long-term liabilities	5,721.6	5,670.3	5,750.0
Long-term debt	9,729.3	9,674.2	12,025.2
Long-term liabilities, discontinued operations		0.0	512.6
Stockholders’ equity:
Common stock - $0.01 par value, 2.0 billion shares authorized; 807.7 and 801.6 issued; 692.2 and 686.8 outstanding, respectively	8.1	8.1	8.0
Additional paid-in capital	5,370.5	5,312.9	4,981.2
Retained earnings	21,112.4	20,703.5	21,012.3
Accumulated other comprehensive income (loss)	(2,705.2)	(3,021.7)	(2,311.2)
Total Danaher stockholders’ equity	23,785.8	23,002.8	23,690.3
Noncontrolling interests	5.3	74.0	73.7
Total stockholders’ equity	23,791.1	23,076.8	23,764.0
Total liabilities and stockholders’ equity	$ 45,245.1	$ 45,295.3	$ 48,222.2